Income Taxes - Reconciliation of the Income Tax Provision (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes at federal statutory rate			$ 0	$ 0
Tax on pre-tax earnings of corporate subsidiaries			(2,229)	(3,771)
Non-deductible expenses			631	3,615
Other permanent differences			(4)	82
Valuation allowance			1,602	74
Total Provision (Benefit) for Income Taxes	$ 0	$ 0	$ 0	$ 0